Supplementary Financial Information (Schedule of Intangible Assets) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,041	$ 2,016	$ 1,917
Accumulated Amortization	580	584	543
Net	1,461	1,432	1,374
Land Easements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	719	705	679
Accumulated Amortization	139	134	127
Net	580	571	552
Capitalized Software and Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,322	1,311	1,238
Accumulated Amortization	441	450	416
Net	$ 881	$ 861	$ 822